Significant Accounting Policies - Schedule of Related Performance Obligations (Details)	12 Months Ended
Dec. 31, 2025
Cash-In-Transit (CIT) – Non Dedicated Vehicles (Non-DV) [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Delivery from point A to point B per customer request. Service obligation is generally completed within same day.
Cash-In-Transit (CIT) – Dedicated Vehicles to Banks (DV) [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Delivery from point A to point B per customer request. Service obligation is generally completed within same day.
ATM Management [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Includes replenishment of ATM machines and first level maintenance services. Service obligation is generally completed within the same day.
Cash Processing (CPC) [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Cash counting, sorting and vaulting services for customers in the retail industry.
Cash Center Operations (CCT) [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Cash counting, sorting and depositing for local commercial banks on behalf of Bank of Thailand (BOT).
Consolidated Cash Center (CCC) [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Cash counting, sorting and depositing for Bank of Thailand (BOT).
Express Cash [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Armored trucks (with onboard Smart Cash Solution machines) and crew teams are assigned to collect cash on behalf of local commercial banks. Service obligation is generally completed within the same day.
Coin Processing Service [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Armored vehicles and crew teams are assigned to collect/deliver coins to/from customer sites. Service obligation is generally completed within the same day.
Smart Cash Solutions [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Cash deposit machines (Smart Cash Solution Machine) are installed at the customers’ sites for the collection of cash.
AI&Robotics Solution - Robotic Solutions [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Delivery of robots and inspection completed at customer site. Robots are leased out for a fixed term, advertising services are charged at a monthly agreed rate
AI&Robotics Solution -Smart Retail Solution [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Completion of integrated AI camera installation
AI&Robotics Solution - DVGO Subscription Service [Member]
Significant Accounting Policies - Schedule of Related Performance Obligations (Details) [Line Items]
Performance obligations	Subscription service with customers charged a fixed monthly fee for access to the platform